Document And Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Document Type	S-1
Entity Central Index Key	0001764046
Entity Registrant Name	CLARIVATE PLC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false